Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
(2)        Investments

Realized gains (losses) on equity investments are computed using the specific identification method. The Company defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company measures fair value using the following fair value hierarchy which is based on three levels of inputs intended to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The aggregate amount of equity securities carried at cost, for which the Company has not elected the fair value option, was $2.6 million and $2.4 million at December 31, 2011 and 2010, respectively. The remaining $17.4 million and $21.6 million in equity security investments at December 31, 2011 and 2010, respectively, are stated at fair value. The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2011 and 2010:
		Fair Value Measurements at Reporting Date Using:
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets:	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$-	$-
General building materials industry	4,583,882	4,583,882	-	-
Oil and gas refining and marketing industry	3,631,747	3,631,747	-	-
Residential construction industry	442,015	442,015	-	-
Total assets measured at fair value	$17,407,800	$17,407,800	$-	$-

Assets:	12/31/2010
Available-for-sale equity securities
Cement industry	$9,499,615	$9,499,615	$-	$-
General building materials industry	3,623,769	3,623,769	-	-
Oil and gas refining and marketing industry	7,545,978	7,545,978	-	-
Residential construction industry	896,346	896,346	-	-
Total assets measured at fair value	$21,565,708	$21,565,708	$-	$-

In January 2010, the FASB issued ASU 2010-06, "Improving Disclosures About Fair Value Measurements", which amends Subtopic 820-10 with new disclosure requirements and clarification of existing disclosure requirements. Reporting entities must make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The ASU was effective for the Company beginning January 1, 2010 except for Level 3 reconciliation disclosures which were effective for the Company beginning January 1, 2011. The adoption of the Level 3 related portion of the ASU did not have a material impact on our disclosures. No Level 3 disclosures are presented since the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during any of the periods reported in the table above.

The Company has no liabilities in either year requiring remeasurement to fair value on a recurring basis in the balance sheet. The Company has no additional assets or liabilities in either year requiring remeasurement to fair value on a non-recurring basis in the balance sheet.

The following table shows the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:
Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2011	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction industry	-	-	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

December 31, 2010
Cement industry	$-	$-	$16,400	$1,716	$16,400	$1,716
Residential construction industry	488,379	86,054	-	-	488,379	86,054
Total	$488,379	$86,054	$16,400	$1,716	$504,779	$87,770

Impairment Analysis

The Company owns stock in two privately-owned companies accounted for by the cost method; one in the brick industry and the other in the ethanol production industry. These investments were evaluated at December 31, 2011 and 2010 for impairment. The evaluations of the ethanol production industry investment for each period's impairment analysis were based on the specific identification of shares held and quoted prices in markets that are not active and no impairments were identified. Since there is not an active market for the brick industry investment, the Company relied on a discounted future net cash flow valuation of the investee for each period's impairment analysis to determine if the average cost of shares were impaired and no impairment was identified. As a result of those evaluations, the Company does not consider these cost-method investments to be impaired at December 31, 2011 or 2010.

December 31, 2011--The Company's investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company identified a $0.4 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.

In its fourth quarter evaluation, the Company identified some specific purchases of marketable equity securities it believes are temporarily impaired resulting in unrealized losses (see 2011 information in table above).  These unrealized losses relate to investments in the common stock of four companies, one in the residential construction industry and three in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each purchase to market price as of January 17, 2012, the residential construction industry securities had recovered approximately 34% of their December 31, 2011 temporary impairment. The investments in one company in the cement industry remained virtually unchanged while the equity securities of the other two cement industry companies recovered approximately 93% and 60% of their December 31, 2011 temporary impairments. Based on that evaluation, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

December 31, 2010-- The Company's investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each purchase to market price. As a result of these evaluations, the Company identified a $0.9 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.
In its fourth quarter evaluation, the Company identified some specific purchases of marketable equity securities it believes are temporarily impaired resulting in unrealized losses (see 2010 information in table above).  These unrealized losses relate to investments in the common stock of two companies, one in the residential construction industry and another in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each purchase to market price as of February 14, 2011, the residential construction industry securities had recovered approximately $8,400 (9.8%) of their December 31, 2010 temporary impairments. The cement industry securities slightly increased their temporary impairments. The Company evaluated the near-term prospects of all of the issuers in relation to the severity of the impairments (fair value was approximately 15% less than cost in the residential construction industry investment and approximately 9% less than cost in the cement industry investment as of December 31, 2010) and the duration of the impairments (approximately 6 months in the residential construction industry investment and 12 months in the cement industry investment). Based on that evaluation, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2010.

Investment Results--The investment results for the years ended December 31, 2011 and 2010 are as follows for available for sale equity securities carried at fair value:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Holding Gains	Holding Losses	Value
Available for sale equity securities
Cement industry	$5,985,000	$2,765,000	$-	$8,750,000
General building materials industry	3,819,000	765,000	-	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	-	3,632,000
Residential construction industry	302,000	140,000	-	442,000
Total available for sale equity securities	$10,888,000	$6,520,000	$-	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost	Holding Gains	Holding Losses	Value
Available for sale equity securities
Cement industry	$4,971,000	$4,529,000	$-	$9,500,000
General building materials industry	2,866,000	758,000	-	3,624,000
Oil and gas refining and marketing industry	2,600,000	4,946,000	-	7,546,000
Residential construction industry	849,000	47,000	-	896,000
Total available for sale equity securities	$11,286,000	$10,280,000	$-	$21,566,000
Less: Deferred taxes on unrealized holding gains		4,112,000
Unrealized gains recorded in equity, net of deferred tax		$6,168,000

Investment-related cash flow information for December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Proceeds from sale of equity securities	$8,287,182	$412,532	$1,589,076
Realized gain/(loss) on equity securities	5,051,406	(79,793)	136,853
Realized losses due to other-than-temporary
impairment of equity securities	(415,287)	(858,787)	(524,188)